Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	Virtus Event Opportunities Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001572617
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 21, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Virtus Westchester Credit Event Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCFRX
Virtus Westchester Credit Event Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCFIX
Virtus Westchester Event-Driven Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCERX
Virtus Westchester Event-Driven Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCEIX